Derivative Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) R / Number	Mar. 31, 2022 USD ($)	Dec. 31, 2021 ZAR (R) R / Number	Mar. 31, 2021 USD ($) R / Number	Mar. 31, 2021 ZAR (R) R / Number	Dec. 31, 2020 USD ($) R / Number	Dec. 31, 2020 ZAR (R) R / Number
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments in Hedges, Assets, at Fair Value	$ 32,226					$ 45,438
Derivative Instruments in Hedges, at Fair Value, Net		$ 0
Financial Instrument, Net Premium Terms	zero-net premium
Maximum length of time hedged in cash flow hedge	1 year
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimated net amount to be transferred	$ 32,226
Derivative instruments, Gain loss reclassification from accumulated OCI to income, Estimate of time to transfer	12 months
Derivative Instruments in Hedges, Liabilities, at Fair Value	$ 32,226
Zerocost collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	$ 1,745,687			$ 1,393,512		487,702
Zerocost collar [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount			R 9,077,572		R 7,246,263	$ 1,851,414
Derivative, Average Price Risk Option Strike Price | R / Number	5.2		5.2	5.2	5.2	3.7962	3.7962
Zerocost collar [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | R			R 10,693,380		R 8,524,671		R 2,145,840
Derivative, Average Price Risk Option Strike Price | R / Number	6.1256		6.1256	6.1174	6.1174	4.3999	4.3999